Summary of Significant Accounting Policies - Schedule of Condensed Consolidated Statement of Operations (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Condensed Income Statements, Captions [Line Items]
Cost of goods sold (exclusive of depreciation and amortization shown below)		$ 20,473,087		$ 49,245,721
Depreciation and amortization	$ 499,876	521,289	$ 1,413,074	1,431,482
Sales and marketing		8,595,645		19,813,979
General and administrative		4,302,853		9,716,058
Total operating expenses	22,640,756	33,892,874	64,290,602	80,207,240
(Loss) Income from operations	(2,982,851)	4,001,292	(9,694,269)	6,497,780
Interest expense	(209,227)	(10,396)	(294,257)	(62,920)
Total other income (expense), net	66,281	(1,245)	722,072	(55,938)
Net income	$ (2,872,424)	4,000,047	$ (8,736,845)	6,441,842
As reported [Member]
Condensed Income Statements, Captions [Line Items]
Cost of goods sold (exclusive of depreciation and amortization shown below)		28,950,493		68,204,199
Depreciation and amortization		524,461		1,446,626
Sales and marketing		764,828		1,805,308
General and administrative		3,693,550		8,846,154
Total operating expenses		33,933,332		80,302,287
(Loss) Income from operations		3,960,834		6,402,733
Interest expense		(295)		(39,838)
Total other income (expense), net		8,856		(32,856)
Net income		3,969,690		6,369,877	$ (3,001,194)	$ 14,334,250
Adjustment [Member]
Condensed Income Statements, Captions [Line Items]
Cost of goods sold (exclusive of depreciation and amortization shown below)		(8,477,406)		(18,958,478)
Depreciation and amortization		(3,172)		(15,144)
Sales and marketing		7,830,817		18,008,671
General and administrative		609,303		869,904
Total operating expenses		(40,458)		(95,047)
(Loss) Income from operations		40,458		95,047
Interest expense		(10,101)		(23,082)
Total other income (expense), net		(10,101)		(23,082)
Net income		$ 30,357		$ 71,965